Exploration and Evaluation Assets - South West Arkansas Project (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 07, 2024	Jun. 30, 2024	Jun. 30, 2023	Oct. 31, 2023
Exploration and Evaluation Assets
Option payments		$ 3,185	$ 4,615
Exploration costs		29,042	35,613
Decrease in acquisition costs		(12,376)
Decrease in exploration and evaluation assets		(70,378)
South West Arkansas Project
Exploration and Evaluation Assets
Net smelter return royalty (as a percent)				2.50%
Exploration and evaluation costs		11,129
Option payments		1,416	1,378
Exploration costs		9,713	$ 17,429
Decrease in acquisition costs	$ (9,799)	(9,799)
Decrease in exploration and evaluation assets	$ (31,932)	$ (31,932)
Proportion of ownership interest in subsidiary	55.00%	55.00%